Subsequent Events	12 Months Ended
Jun. 30, 2017
Subsequent Events

18. Subsequent Events

On August 23, 2017, the Company closed its acquisition of all of the outstanding common stock of Annapolis Bus Company, Inc. and Towne Transport LLC, (“Annapolis”) located in Annapolis, Maryland for approximately $10.0 million, consisting of $8.5 million in cash $0.5 million in deferred payments and $1.0 million in common stock.